Retirement-Related Benefits - Net Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	$ 7,506	$ 8,236
Current liabilities—compensation and benefits	(3,501)	(3,481)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(10,808)	(9,596)
Pension Plan | United States
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	4,584	5,002
Current liabilities—compensation and benefits	(119)	(121)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(1,262)	(1,281)
Funded status—net	3,202	3,600
Pension Plan | Non-U.S. Plans
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	2,923	3,234
Current liabilities—compensation and benefits	(366)	(347)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(6,977)	(5,777)
Funded status—net	(4,420)	(2,891)
Other Postretirement Benefits Plan | United States
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	0	0
Current liabilities—compensation and benefits	(202)	(307)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(2,022)	(2,052)
Funded status—net	(2,224)	(2,359)
Other Postretirement Benefits Plan | Non-U.S. Plans
Net funded status recognized in the Consolidated Balance Sheet
Prepaid pension assets	0	0
Current liabilities—compensation and benefits	(17)	(16)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(547)	(486)
Funded status—net	$ (564)	$ (501)